Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Growth Equity Series
March 31, 2021 (Unaudited)
	Number of shares	Value (US $)
Common Stock — 99.35%♦
Communication Services — 7.34%
Alphabet Class A †	2,340	$4,826,297
Facebook Class A †	11,910	3,507,852
		8,334,149
Consumer Discretionary — 17.85%
Amazon.com †	1,530	4,733,942
AutoZone †	1,760	2,471,568
Deckers Outdoor †	11,690	3,862,610
Lowe's	14,120	2,685,342
Target	15,191	3,008,881
Tempur Sealy International	95,520	3,492,211
		20,254,554
Consumer Staples — 3.32%
Procter & Gamble	13,686	1,853,495
Walmart	14,058	1,909,498
		3,762,993
Financials — 6.95%
Ameriprise Financial	11,510	2,675,499
Capital One Financial	20,860	2,654,018
JPMorgan Chase & Co.	16,770	2,552,897
		7,882,414
Healthcare — 14.90%
AbbVie	20,610	2,230,414
Eli Lilly and Co.	16,936	3,163,984
Envista Holdings †	68,000	2,774,400
Hologic †	36,000	2,677,680
Merck & Co.	18,100	1,395,329
Thermo Fisher Scientific	4,500	2,053,710
West Pharmaceutical Services	9,260	2,609,283
		16,904,800
Industrials — 9.90%
Dover	19,170	2,628,782
EMCOR Group	20,610	2,311,618
Parker-Hannifin	11,950	3,769,388
Rockwell Automation	9,500	2,521,680
		11,231,468
Information Technology — 37.96%
Adobe †	7,550	3,589,044
Apple	47,930	5,854,650
Arrow Electronics †	20,400	2,260,728
Cadence Design Systems †	26,780	3,668,592
EPAM Systems †	9,350	3,709,052
Fortinet †	19,717	3,636,209
II-VI †	34,100	2,331,417
Microsoft	23,400	5,517,018
	Number of shares	Value (US $)
Common Stock♦ (continued)
Information Technology (continued)
NVIDIA	5,800	$3,096,794
PayPal Holdings †	21,780	5,289,055
Zebra Technologies Class A †	8,480	4,114,326
		43,066,885
Materials — 1.13%
International Paper	23,800	1,286,866
		1,286,866
Total Common Stock (cost $66,221,775)		112,724,129

Short-Term Investments — 0.71%
Money Market Mutual Funds — 0.71%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.01%)	200,575	200,575
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	200,577	200,577
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.03%)	200,578	200,578
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	200,577	200,577
Total Short-Term Investments (cost $802,307)		802,307

Total Value of Securities—100.06% (cost $67,024,082)		113,526,436
Liabilities Net of Receivables and Other Assets—(0.06%)		(67,423)
Net Assets Applicable to 5,309,533 Shares Outstanding—100.00%		$113,459,013
♦	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non-income producing security.

NQ-FL3 [3/21] 5/21 (1643228)    1

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Growth Equity Series
Summary of abbreviations:
GS – Goldman Sachs
2    NQ-FL3 [3/21] 5/21 (1643228)